Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is since inception, current as of June 30, 2024. Economic impact data is in 2023 dollars and all other figures are nominal.

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www.aflcio-hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department at 202-331-8055. Investors should read the current prospectus carefully before investing.

The projects shown on this table may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) shown on this table may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report. A complete list of the HIT’s portfolio holdings as of the most recently disclosed month-end is available upon request or on its website at aflcio-hit.com.

NEIGHBORHOOD/PROJECT	UNITS	AFFORDABLE
Austin
LaVergne Courts Apartments	158	32
Calumet Heights
Montclare Senior Residences of Calumet Heights	134	101
Chicago Loop
30 East Adams Apartments	176	0
Randolph Tower Apartments	310	62
Skyline Apartments (201 North Wells)	293	59
Douglas
Lake Meadows Phase I, II & III	2017	403
Lawless Gardens Apartments Phase I	460	436
Lawless Gardens Apartments Phase II	284	235
Pioneer Gardens SLF	132	132
Edgewater
Kenmore Plaza Apartments	324	324
Englewood
Montclare Senior Residences of Englewood	102	102
Evanston
Evanston Senior Redevelopment (Walchirk Perlman Apartments)	201	201
Grand Boulevard
Bronzeville Senior Apartments	97	97
Hearts United Apartments	116	23
Hearts United Phase III	53	46
Paul Stewart I & II	420	420
Paul Stewart Apartments	90	18
Paul G. Stewart Apartment III	180	180
Willard Square Apartments	100	20
Greater Grand Crossing
Montclare Senior Residences @ Avalon Park Phase II	122	109
Joliet
Liberty Meadows Estates Phase I	74	63
Liberty Meadows Estates Phase II	42	42
Kenwood
Lake Village East Apartments	218	218
Lakeview
Wrigleyville North Apartments	120	8
Lincoln Park
Covent Apartments SRO	30	30
Lathrop Homes Phase IA	414	414
Montclare
Monteclare Senior Residences II	180	162
Naperville
Meadowbrook Manor	225	225
Near North Side
Mark Twain SRO Apartments	148	148
North Town Village	116	78
Near South Side
2101 South Michigan Apartments	250	90
South Park Plaza	134	134
NEIGHBORHOOD/PROJECT	UNITS	AFFORDABLE
Near West Side
Cadence Apartments (Gateway Apartments)	161	17
Circle Park Apartments	418	418
Loomis Courts Apartments	126	126
North Center
North Center Senior Housing (Martha Washington Apartment)	104	83
North Lawndale
Grace Manor Apartments	65	65
Lawndale Terrace and Plaza Court Apartment	198	198
Roosevelt Independence	96	96
Roosevelt Towers Phase I	126	126
Norwood Park
Alden Northmoor Nursing Center	198	198
O’Hare
Liberty Village	104	82
Pullman
Imani Village Senior Residences	70	70
Riverdale
Altgeld Family Resource Center	—	—
Eden Green Apartments	258	258
Rogers Park
Morningside Court Apartments	171	171
Northpoint Apartments	304	304
Roseland
Victory Center of Roseland SLF	124	99
Roselle
Metro 19 Apartments	295	—
South Chicago
Victory Centre @ South Chicago	112	112
South Shore
6900 South Crandon Apartments	151	151
Michigan Beach	240	48
The Parkways	446	446
Rainbows End	55	11
South Shore Beach Apartments	330	66
South Shore HHDC Apartments	126	126
Streeterville
400 Lake Shore	635	127
Uptown
Hazel Winthrop Apartments	30	30
Heiwa Terrace Apartments	204	204
JASC Kiero Nursing Home	180	180
Lakeland HIV & Nursing Center	300	300
Lakeview Towers	500	395
West Town
West Town Housing Preservation	318	318
Woodlawn
Edwin Berry Manor Apartments	56	56
Island Terrace Apartments—A	62	56
Island Terrace Apartments—B	178	161
Jackson Park Terrace	312	312
GRAND TOTAL	14,773	10,022

1227 25th Street, NW | Suite 500 | Washington, DC 20037 | 202.331.8055 | www.aflcio-hit.com